Rental income	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Rental income	Rental income

	December 31, 2023	December 31, 2022	December 31, 2021

Rents	$200,267,401	$166,875,957	$154,954,624
Energy income	1,940,693	1,831,137	571,684
Reimbursable building services	11,240,202	9,318,367	5,172,077

	$213,448,296	$178,025,461	$160,698,385